Investment contracts without discretionary participating features - Summary of Investment Contracts for Account of Policyholders (Detail) - Without Discretionary Participation Features [member] - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of investment contracts for account of policyholder [Line Items]
Beginning balance on January 1	€ 65,044	€ 55,631
Gross premium and deposits - existing and new business	14,932	12,648
Withdrawals	(11,807)	(9,840)
Interest credited	8,467	7,636
Fund charges released	(367)	(313)
Net exchange differences	3,868	(40)
Transfer to/from other headings	(1,060)	(680)
Other	1	2
Ending balance	€ 79,078	€ 65,044